Provisions - Provision for off-balance-sheet risk (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions
Provisions	$ 9,104		$ 6,800	$ 6,730	$ 7,202
Provisions for off-balance sheet risk
Provisions
Provisions	1,075	$ 852	852	$ 1,032	$ 874
Available lines of credit cards and non-revolving consumer loans | Provisions for off-balance sheet risk
Provisions
Provisions	965		718
Guarantees and loan commitments of commercial and public sector loans | Provisions for off-balance sheet risk
Provisions
Provisions	$ 110		$ 134